Stock-based Compensation (Disclosure of number and weighted average remaining contractual life of outstanding share options) (Details)	12 Months Ended
	Jan. 31, 2023 Share $ / shares	Jan. 31, 2022 Share	Jan. 31, 2021 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	10,330,000	1,100,000	9,095,000
Exercisable	10,330,000
Exercise Price | $ / shares	$ 0.06
Remaining Life (Years)	3 years 10 months 9 days
July 17, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	80,000
Exercisable	80,000
Exercise Price | $ / shares	$ 1.02
Remaining Life (Years)	2 years 5 months 15 days
Expiry Date	July 17, 2025
July 30, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	250,000
Exercisable	250,000
Exercise Price | $ / shares	$ 0.25
Remaining Life (Years)	6 months
Expiry Date	July 30, 2023
January 13, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	10,000,000
Exercisable	10,000,000
Exercise Price | $ / shares	$ 0.05
Remaining Life (Years)	3 years 11 months 12 days
Expiry Date	January 13, 2027